Trust specific information (Tables)	12 Months Ended
Dec. 31, 2021
Trust Specific Information
The reconciliation of bullion holdings for the years ended December 31, 2021 and 2020 is presented as follows:

The reconciliation of bullion holdings for the years ended December 31, 2021 and 2020 is presented as follows:

	December 31, 2021	December 31, 2020
	$	$
Balance at beginning of year	125,827	117,647
Purchases	35,823	8,634
Sales	—	—
Redemptions for physical bullion	—	(25,301)
Realized gains (losses) on sales and redemptions for physical bullion	—	11,252
Change in unrealized gains (losses)	(30,125)	13,595
Balance at end of year	131,525	125,827